UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-777-7818

Date of fiscal year end: September 30, 2015

Date of reporting period: December 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 90.4%

	Face Amount	Value
AUTOMOTIVE — 2.7%
AUTO MANUFACTURERS — 0.3%
General Motors
6.250%, 10/02/43	$75,000	$89,970
5.200%, 04/01/45	50,000	52,875
5.000%, 04/01/35	25,000	26,115

		168,960

AUTO PARTS & EQUIPMENT — 2.4%
Affinia Group
7.750%, 05/01/21	100,000	103,500
Chassix
9.250%, 08/01/18 (A)	100,000	67,500
Chassix Holdings
10.000%, 12/15/18 (A)	75,000	9,750
Dana Holding Corp
6.000%, 09/15/23	200,000	210,000
5.500%, 12/15/24	75,000	75,750
Exide Technologies
8.625%, 02/01/18 (B)	50,000	2,688
Gestamp Funding Luxembourg
5.625%, 05/31/20 (A)	200,000	203,000
Lear
5.250%, 01/15/25	50,000	50,625
MPG Holdco I
7.375%, 10/15/22 (A)	50,000	51,750
Schaeffler Holding Finance BV
6.875%, 08/15/18 (A) (F)	200,000	209,500
6.250%, 11/15/19 (A) (F)	200,000	207,000
Stackpole International Intermediate
7.750%, 10/15/21 (A)	100,000	100,500

		1,291,563

Total Automotive		1,460,523

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
BANKING — 6.3%

	Face Amount	Value
BANKING — 6.3%
Bank of America
6.500%, 12/31/49 (C)	$100,000	$102,040
6.250%, 09/29/49 (C)	125,000	124,180
5.200%, 12/29/49 (C)	75,000	69,469
Barclays Bank
7.750%, 04/10/23 (C)	200,000	218,250
7.625%, 11/21/22	300,000	328,590
CIT Group
3.875%, 02/19/19	75,000	75,000
Citigroup
5.950%, 12/29/49 (C)	50,000	49,313
5.350%, 05/29/49 (C)	100,000	94,200
Commerzbank
8.125%, 09/19/23 (A)	200,000	230,719
Credit Agricole
7.875%, 01/23/24 (A) (C)	200,000	204,132
Credit Suisse Group
6.250%, 12/29/49 (A) (C)	200,000	193,250
Goldman Sachs Group
5.700%, 12/29/49 (C)	25,000	25,381
JPMorgan Chase
6.750%, 08/29/49 (C)	100,000	106,000
6.125%, 12/29/49 (C)	125,000	125,311
6.000%, 12/29/49 (C)	75,000	74,438
5.150%, 04/05/23 (C)	100,000	94,450
5.000%, 12/29/49 (C)	100,000	98,344
Lloyds Banking Group
7.500%, 12/31/49 (C)	380,000	387,599
Nordea Bank AB
5.500%, 09/29/49 (A) (C)	200,000	197,749

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Royal Bank of Scotland Group
7.640%, 09/29/17 (C)	$350,000	$369,250
Societe Generale
5.934%, 12/31/49 (A) (C)	200,000	182,728
Wells Fargo
5.900%, 12/29/49 (C)	50,000	50,750

		3,401,143

Total Banking		3,401,143

BASIC INDUSTRY — 9.6%
BUILDING & CONSTRUCTION — 0.1%
Standard Pacific
8.375%, 01/15/21	25,000	28,438
5.875%, 11/15/24	25,000	25,125

		53,563

BUILDING MATERIALS — 2.7%
American Builders & Contractors Supply
5.625%, 04/15/21 (A)	50,000	50,375
Building Materials Holding
9.000%, 09/15/18 (A)	175,000	184,624
Cemex SAB de CV
5.700%, 01/11/25 (A)	200,000	194,499
HD Supply
11.500%, 07/15/20	300,000	344,999
7.500%, 07/15/20	125,000	131,563
5.250%, 12/15/21 (A)	50,000	51,000
Headwaters
7.250%, 01/15/19	50,000	52,250
Hillman Group
6.375%, 07/15/22 (A)	50,000	48,250
New Enterprise Stone & Lime
13.000%, 03/15/18 (F)	116,982	124,001

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Rexel
5.250%, 06/15/20 (A)	$200,000	$202,500
RSI Home Products
6.875%, 03/01/18 (A)	75,000	78,750

		1,462,811

CHEMICALS — 1.8%
Eco Services Operations
8.500%, 11/01/22 (A)	75,000	76,500
Hexion US Finance
9.000%, 11/15/20	500,000	362,499
8.875%, 02/01/18	50,000	44,625
Huntsman International
5.125%, 11/15/22 (A)	75,000	74,063
4.875%, 11/15/20	25,000	24,938
Jac Holding
11.500%, 10/01/19 (A)	25,000	25,625
Kissner Milling
7.250%, 06/01/19 (A)	75,000	75,188
NOVA Chemicals
5.250%, 08/01/23 (A)	50,000	50,688
Polymer Group
6.875%, 06/01/19 (A)	25,000	24,094
TPC Group
8.750%, 12/15/20 (A)	25,000	24,438
Trinseo Materials Operating SCA
8.750%, 02/01/19	90,000	91,688
WR Grace & Co-Conn
5.625%, 10/01/24 (A)	25,000	26,156
5.125%, 10/01/21 (A)	75,000	77,062

		977,564

METALS & MINING — 3.8%
AK Steel
8.375%, 04/01/22	50,000	45,750

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Aleris International
7.625%, 02/15/18	$50,000	$50,563
Alpha Natural Resources
6.250%, 06/01/21	75,000	21,375
6.000%, 06/01/19	75,000	24,000
ArcelorMittal
10.350%, 06/01/19	125,000	151,405
7.500%, 10/15/39	125,000	130,000
6.000%, 03/01/21	175,000	182,655
5.750%, 08/05/20	50,000	52,063
Arch Coal
8.000%, 01/15/19 (A)	75,000	42,000
7.250%, 06/15/21	25,000	7,281
AuRico Gold
7.750%, 04/01/20 (A)	25,000	23,125
Cloud Peak Energy Resources
6.375%, 03/15/24	25,000	23,375
Coeur Mining
7.875%, 02/01/21	25,000	19,813
Commercial Metals
4.875%, 05/15/23	50,000	48,000
Compass Minerals International
4.875%, 07/15/24 (A)	75,000	73,125
Constellium
5.750%, 05/15/24 (A)	250,000	218,750
First Quantum Minerals
7.250%, 05/15/22 (A)	200,000	180,500
FMG Resources August 2006 Pty
8.250%, 11/01/19 (A)	125,000	114,218
6.875%, 02/01/18 (A)	52,000	47,320
Hecla Mining
6.875%, 05/01/21	50,000	44,250
Lundin Mining
7.875%, 11/01/22 (A)	25,000	25,063

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Lundin Mining (continued)
7.500%, 11/01/20 (A)	$25,000	$24,813
Murray Energy
8.625%, 06/15/21 (A)	50,000	48,000
Noranda Aluminum Acquisition
11.000%, 06/01/19	75,000	74,063
Novelis
8.375%, 12/15/17	50,000	51,938
Peabody Energy
6.250%, 11/15/21	50,000	42,938
Steel Dynamics
5.125%, 10/01/21 (A)	50,000	50,938
SunCoke Energy Partners
7.375%, 02/01/20 (A)	50,000	52,188
Thompson Creek Metals
12.500%, 05/01/19	50,000	49,875
7.375%, 06/01/18	100,000	82,499
United States Steel
6.875%, 04/01/21	25,000	25,625
Wise Metals Intermediate Holdings
9.750%, 06/15/19 (A)	25,000	26,656

		2,054,164

PAPER & FOREST PRODUCTS — 1.2%
Ainsworth Lumber
7.500%, 12/15/17 (A)	225,000	232,875
Boise Cascade
6.375%, 11/01/20	25,000	26,375
Cascades
5.500%, 07/15/22 (A)	25,000	24,969
Hardwoods Acquisition
7.500%, 08/01/21 (A)	50,000	49,500
Mercer International
7.750%, 12/01/22 (A)	50,000	50,750
7.000%, 12/01/19 (A)	50,000	50,625

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Resolute Forest Products
5.875%, 05/15/23	$225,000	$214,875

		649,969

Total Basic Industry		5,198,071

CAPITAL GOODS — 8.3%
AEROSPACE & DEFENSE — 0.8%
Alliant Techsystems
5.250%, 10/01/21 (A)	25,000	25,313
CBC Ammo
7.250%, 11/15/21 (A)	25,000	23,656
Colt Defense
8.750%, 11/15/17	75,000	31,500
GenCorp
7.125%, 03/15/21	100,000	105,229
KLX
5.875%, 12/01/22 (A)	50,000	50,625
Spirit AeroSystems
5.250%, 03/15/22	50,000	51,125
TransDigm
6.000%, 07/15/22	75,000	75,188
Triumph Group
5.250%, 06/01/22	50,000	50,125

		412,761

BUILDING MATERIALS — 1.0%
Allegion US Holding
5.750%, 10/01/21	25,000	26,563
Associated Materials
9.125%, 11/01/17	25,000	20,750
Builders FirstSource
7.625%, 06/01/21 (A)	75,000	77,063
Building Materials Corp of America
5.375%, 11/15/24 (A)	150,000	150,375

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CPG Merger Sub
8.000%, 10/01/21 (A)	$100,000	$102,750
Gibraltar Industries
6.250%, 02/01/21	25,000	25,500
Nortek
8.500%, 04/15/21	75,000	80,625
Summit Materials
10.500%, 01/31/20	50,000	55,750

		539,376

DIVERSIFIED CAPITAL GOODS — 1.2%
Anixter
5.125%, 10/01/21	50,000	50,250
Belden
5.250%, 07/15/24 (A)	25,000	24,125
Gates Global
6.000%, 07/15/22 (A)	25,000	24,068
Griffon
5.250%, 03/01/22	50,000	47,000
Harbinger Group
7.750%, 01/15/22 (A)	75,000	76,031
Masonite International
8.250%, 04/15/21 (A)	25,000	26,813
NANA Development
9.500%, 03/15/19 (A)	175,000	158,374
Titan International
6.875%, 10/01/20	75,000	66,375
Unifrax I
7.500%, 02/15/19 (A)	150,000	148,500

		621,536

MACHINERY — 1.1%
CNH Industrial Capital
3.375%, 07/15/19 (A)	100,000	96,000

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Emeco Pty
9.875%, 03/15/19 (A)	$200,000	$153,000
Manitowoc
5.875%, 10/15/22	25,000	25,500
Milacron
7.750%, 02/15/21 (A)	125,000	128,125
Navistar International
8.250%, 11/01/21	75,000	74,250
Neovia Logistics Intermediate Holdings
10.000%, 02/15/18 (A) (F)	75,000	76,500
Oshkosh
5.375%, 03/01/22	25,000	25,625
Waterjet Holdings
7.625%, 02/01/20 (A)	25,000	25,813

		604,813

PACKAGING — 4.2%
Ardagh Finance Holdings
8.375%, 06/15/19 (A) (F)	EUR 104,257	120,479
Ardagh Packaging Finance
6.750%, 01/31/21 (A)	200,000	199,500
6.250%, 01/31/19 (A)	200,000	196,000
6.000%, 06/30/21 (A)	200,000	191,500
Beverage Packaging Holdings Luxembourg II
6.000%, 06/15/17 (A)	100,000	97,750
5.625%, 12/15/16 (A)	50,000	49,125
BWAY Holding
9.125%, 08/15/21 (A)	150,000	150,750
Graphic Packaging International
4.875%, 11/15/22	25,000	25,188
Mustang Merger
8.500%, 08/15/21 (A)	100,000	95,500
Owens-Brockway Glass Container
5.375%, 01/15/25 (A)	25,000	25,250

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
PaperWorks Industries
9.500%, 08/15/19 (A)	$100,000	$100,375
Reynolds Group Issuer
9.875%, 08/15/19	350,000	372,749
9.000%, 04/15/19	350,000	363,999
Sealed Air
8.375%, 09/15/21 (A)	25,000	28,063
5.125%, 12/01/24 (A)	50,000	50,500
4.875%, 12/01/22 (A)	50,000	49,625
Signode Industrial Group Lux
6.375%, 05/01/22 (A)	75,000	73,500
Tekni-Plex
9.750%, 06/01/19 (A)	65,000	70,850

		2,260,703

Total Capital Goods		4,439,189

CONSUMER CYCLICAL — 4.7%
FOOD & DRUG RETAIL — 1.1%
BI-LO
8.625%, 09/15/18 (A) (F)	50,000	37,750
Rite Aid
7.700%, 02/15/27	75,000	82,125
6.875%, 12/15/28 (A)	100,000	102,500
6.750%, 06/15/21	175,000	181,563
Roundy’s Supermarkets
10.250%, 12/15/20 (A)	75,000	65,625
Tops Holding II
8.750%, 06/15/18	125,000	120,625

		590,188

RESTAURANTS — 1.8%
1011778 B.C. ULC / New Red Finance
6.000%, 04/01/22 (A)	100,000	103,000

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Checkers Drive-In Restaurants
11.000%, 12/01/17 (A)	$150,000	$162,750
Landry’s
9.375%, 05/01/20 (A)	25,000	26,625
Landry’s Holdings II
10.250%, 01/01/18 (A)	675,000	698,625

		991,000

RETAIL — 0.1%
99 Cents Only Stores
11.000%, 12/15/19	25,000	26,625
JC Penney
7.950%, 04/01/17	34,000	33,150

		59,775

SPECIALTY RETAIL — 1.7%
Conn’s
7.250%, 07/15/22 (A)	25,000	18,875
DriveTime Automotive Group
8.000%, 06/01/21 (A)	75,000	67,781
Express
8.750%, 03/01/18	250,000	258,124
Group 1 Automotive
5.000%, 06/01/22 (A)	75,000	73,688
Gymboree
9.125%, 12/01/18	25,000	9,750
Icon Health & Fitness
11.875%, 10/15/16 (A)	75,000	70,875
Michaels FinCo Holdings
7.500%, 08/01/18 (A) (F)	28,000	28,630
PC Nextco Holdings
8.750%, 08/15/19	75,000	75,750
rue21 inc
9.000%, 10/15/21 (A)	125,000	101,250

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Sally Holdings
5.500%, 11/01/23	$25,000	$26,188
Sonic Automotive
5.000%, 05/15/23	100,000	97,500
Spencer Spirit Holdings
9.000%, 05/01/18 (A) (F)	102,000	103,275

		931,686

Total Consumer Cyclical		2,572,649

CONSUMER NON-CYCLICAL — 2.2%
BEVERAGES — 0.3%
Cott Beverages
6.750%, 01/01/20 (A)	50,000	50,125
5.375%, 07/01/22 (A)	100,000	92,000

		142,125

CONSUMER PRODUCTS — 0.9%
Armored Autogroup
9.250%, 11/01/18	100,000	100,000
Central Garden and Pet
8.250%, 03/01/18	25,000	25,313
NBTY
9.000%, 10/01/18	250,000	253,750
Spectrum Brands
6.625%, 11/15/22	50,000	53,125
6.125%, 12/15/24 (A)	75,000	76,125

		508,313

FOOD PRODUCTS — 1.0%
Diamond Foods
7.000%, 03/15/19 (A)	25,000	25,688
Hearthside Group Holdings
6.500%, 05/01/22 (A)	100,000	98,000
JBS Investments GmbH
7.750%, 10/28/20 (A)	200,000	208,100

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
JBS USA
7.250%, 06/01/21 (A)	$25,000	$25,875
KeHE Distributors
7.625%, 08/15/21 (A)	25,000	26,625
Post Holdings
6.000%, 12/15/22 (A)	100,000	94,125
WhiteWave Foods
5.375%, 10/01/22	50,000	51,625

		530,038

TOBACCO — 0.0%
Vector Group
7.750%, 02/15/21	25,000	26,406

Total Consumer Non-Cyclical		1,206,882

ENERGY — 10.4%
ENERGY EQUIPMENT & SERVICES — 0.9%
CSI Compressco
7.250%, 08/15/22 (A)	50,000	43,500
Parker Drilling
6.750%, 07/15/22	25,000	19,000
Pioneer Energy Services
6.125%, 03/15/22	50,000	38,500
Precision Drilling
5.250%, 11/15/24 (A)	25,000	20,750
Sanjel
7.500%, 06/19/19 (A)	200,000	153,000
Seadrill
6.625%, 09/15/20 (A)	200,000	167,000
Sidewinder Drilling
9.750%, 11/15/19 (A)	75,000	42,563

		484,313

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY EXPLORATION & PRODUCTION — 5.4%
Alta Mesa Holdings
9.625%, 10/15/18	$50,000	$42,000
Antero Resources
5.125%, 12/01/22 (A)	50,000	47,125
Antero Resources Finance
5.375%, 11/01/21	75,000	72,844
Approach Resources
7.000%, 06/15/21	50,000	37,250
Blue Racer Midstream
6.125%, 11/15/22 (A)	25,000	24,125
Chesapeake Energy
5.750%, 03/15/23	25,000	25,875
5.375%, 06/15/21	150,000	150,656
4.875%, 04/15/22	225,000	219,937
Cimarex Energy
4.375%, 06/01/24	75,000	71,813
Consolidated Energy Finance
6.750%, 10/15/19 (A)	200,000	196,500
Denbury Resources
5.500%, 05/01/22	50,000	46,000
4.625%, 07/15/23	25,000	21,813
Denver Parent
12.250%, 08/15/18 (F)	52,437	10,487
Energy XXI Gulf Coast
7.500%, 12/15/21	25,000	13,625
EXCO Resources
8.500%, 04/15/22	25,000	18,438
Gulfport Energy
7.750%, 11/01/20 (A)	25,000	24,563
Hilcorp Energy I
5.000%, 12/01/24 (A)	100,000	88,125

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Laredo Petroleum
7.375%, 05/01/22	$150,000	$141,000
5.625%, 01/15/22	75,000	66,000
Linn Energy
8.625%, 04/15/20	75,000	65,250
6.500%, 05/15/19	100,000	86,000
6.250%, 11/01/19	25,000	21,125
Magnum Hunter Resources
9.750%, 05/15/20	25,000	19,875
MEG Energy
7.000%, 03/31/24 (A)	50,000	45,500
Memorial Resource Development
5.875%, 07/01/22 (A)	50,000	45,375
Midstates Petroleum
10.750%, 10/01/20	50,000	27,000
9.250%, 06/01/21	150,000	76,500
Northern Oil and Gas
8.000%, 06/01/20	25,000	19,063
Quicksilver Resources
9.125%, 08/15/19	325,000	82,875
Range Resources
5.000%, 03/15/23	25,000	25,000
Sanchez Energy
6.125%, 01/15/23 (A)	225,000	189,562
SandRidge Energy
8.125%, 10/15/22	275,000	174,624
7.500%, 03/15/21	125,000	80,625
Seventy Seven Energy
6.500%, 07/15/22	75,000	43,875
Shelf Drilling Holdings
8.625%, 11/01/18 (A)	300,000	248,999
Triangle USA Petroleum
6.750%, 07/15/22 (A)	75,000	49,875

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Tullow Oil
6.250%, 04/15/22 (A)	$200,000	$170,000
US Shale Solutions
12.500%, 09/01/17 (A)	50,000	39,000
Warren Resources
9.000%, 08/01/22 (A)	125,000	81,875

		2,910,174

GAS DISTRIBUTION — 3.0%
Access Midstream Partners
4.875%, 05/15/23	125,000	127,499
Crestwood Midstream Partners
6.125%, 03/01/22	50,000	48,000
Energy Transfer Equity
5.875%, 01/15/24	50,000	51,000
Gibson Energy
6.750%, 07/15/21 (A)	25,000	25,063
Hiland Partners
7.250%, 10/01/20 (A)	75,000	71,625
5.500%, 05/15/22 (A)	25,000	22,063
LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/23 (A)	200,000	202,000
MarkWest Energy Partners
6.500%, 08/15/21	50,000	51,500
Martin Midstream Partners
7.250%, 02/15/21	50,000	47,250
Penn Virginia Resource Partners
6.500%, 05/15/21	50,000	50,750
Regency Energy Partners
5.875%, 03/01/22	25,000	25,063
Rose Rock Midstream
5.625%, 07/15/22	75,000	70,500
Sabine Pass Liquefaction
5.625%, 04/15/23	200,000	196,500

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Sabine Pass LNG
7.500%, 11/30/16	$100,000	$104,500
Southern Star Central
5.125%, 07/15/22 (A)	75,000	75,750
Summit Midstream Holdings
7.500%, 07/01/21	75,000	79,125
5.500%, 08/15/22	150,000	143,249
Targa Resources Partners
4.125%, 11/15/19 (A)	100,000	96,750
Tesoro Logistics
6.125%, 10/15/21	100,000	100,250
5.500%, 10/15/19 (A)	25,000	24,875
Williams
4.550%, 06/24/24	25,000	23,293

		1,636,605

OIL EQUIPMENT & SERVICES — 0.3%
Hercules Offshore
10.250%, 04/01/19 (A)	25,000	13,375
7.500%, 10/01/21 (A)	150,000	66,750
Seitel
9.500%, 04/15/19	25,000	20,875
Tervita
8.000%, 11/15/18 (A)	75,000	64,500

		165,500

OIL REFINING AND MARKETING — 0.8%
CITGO Petroleum
6.250%, 08/15/22 (A)	50,000	51,125
Tesoro
5.125%, 04/01/24	50,000	49,688
United Refining
10.500%, 02/28/18	300,000	310,500

		411,313

Total Energy		5,607,905

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
FINANCIAL SERVICES — 4.9%

	Face Amount	Value
BROKERAGE — 0.9%
American Capital
6.500%, 09/15/18 (A)	$50,000	$52,500
KCG Holdings
8.250%, 06/15/18 (A)	125,000	128,750
LBG Capital No. 1 MTN
8.000%, 06/15/20 (A) (C)	240,000	256,500
Oppenheimer Holdings
8.750%, 04/15/18	19,000	20,045

		457,795

CONSUMER FINANCE — 3.5%
ACE Cash Express
11.000%, 02/01/19 (A)	100,000	71,000
Aircastle
5.125%, 03/15/21	50,000	50,125
4.625%, 12/15/18	25,000	25,188
Ally Financial
8.000%, 03/15/20	166,000	208,170
5.125%, 09/30/24	75,000	76,313
4.750%, 09/10/18	50,000	51,875
CNG Holdings
9.375%, 05/15/20 (A)	50,000	33,500
Community Choice Financial
10.750%, 05/01/19	50,000	32,750
Fly Leasing
6.375%, 10/15/21	200,000	197,500
National Financial Partners
9.000%, 07/15/21 (A)	100,000	105,250
Nationstar Mortgage
6.500%, 08/01/18	275,000	254,312

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Navient MTN
8.000%, 03/25/20	$25,000	$27,750
6.125%, 03/25/24	150,000	147,750
5.875%, 10/25/24	250,000	238,749
5.500%, 01/15/19	100,000	102,500
Prospect Holding
10.250%, 10/01/18 (A)	75,000	62,625
Springleaf Finance
6.000%, 06/01/20	25,000	24,875
5.250%, 12/15/19	125,000	122,813
TMX Finance
8.500%, 09/15/18 (A)	25,000	21,125

		1,854,170

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Icahn Enterprises
5.875%, 02/01/22	25,000	25,234
4.875%, 03/15/19	150,000	150,000
3.500%, 03/15/17	100,000	100,250

		275,484

Total Financial Services		2,587,449

HEALTHCARE — 5.9%
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Envision Healthcare
5.125%, 07/01/22 (A)	75,000	74,625
Halyard Health
6.250%, 10/15/22 (A)	50,000	50,875
inVentiv Health
11.000%, 08/15/18 (A)	11,000	9,653
10.000%, 08/15/18 (A) (F)	14,000	13,230
Opal Acquisition
8.875%, 12/15/21 (A)	150,000	152,813
Sabra Health Care
5.500%, 02/01/21‡	50,000	52,125

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Service International
5.375%, 01/15/22	$200,000	$205,874
Universal Hospital Services
7.625%, 08/15/20	75,000	64,875

		624,070

HEALTH FACILITIES — 2.6%
Amsurg
5.625%, 11/30/20 (A)	50,000	51,376
Aviv Healthcare Properties
6.000%, 10/15/21	25,000	26,094
CHS
8.000%, 11/15/19	25,000	26,750
DaVita HealthCare Partners
6.625%, 11/01/20	25,000	26,328
5.750%, 08/15/22	25,000	26,594
5.125%, 07/15/24	25,000	25,547
Fresenius Medical Care US Finance II
5.625%, 07/31/19 (A)	25,000	26,813
4.750%, 10/15/24 (A)	50,000	50,750
4.125%, 10/15/20 (A)	25,000	25,250
HCA
6.500%, 02/15/20	210,000	235,829
5.250%, 04/15/25	100,000	104,624
4.250%, 10/15/19	50,000	50,813
3.750%, 03/15/19	50,000	50,188
HCA Holdings
7.750%, 05/15/21	25,000	26,688
Kindred Escrow II
8.000%, 01/15/20 (A)	50,000	53,125
Kindred Healthcare
6.375%, 04/15/22 (A)	125,000	119,687
LifePoint Hospitals
5.500%, 12/01/21	75,000	77,062

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MPT Operating Partnership
6.375%, 02/15/22‡	$50,000	$53,375
OnCure Holdings
11.750%, 01/15/17 (B)	135,714	39,464
Select Medical
6.375%, 06/01/21	25,000	25,500
Tenet Healthcare
8.125%, 04/01/22	200,000	223,999
5.000%, 03/01/19 (A)	25,000	25,094

		1,370,950

MANAGED HEALTH CARE — 0.3%
MPH Acquisition Holdings
6.625%, 04/01/22 (A)	100,000	102,500
WellCare Health Plans
5.750%, 11/15/20	50,000	51,875

		154,375

MEDICAL PRODUCTS — 0.5%
Alere
6.500%, 06/15/20	50,000	50,625
Crimson Merger Sub
6.625%, 05/15/22 (A)	175,000	157,500
Hologic
6.250%, 08/01/20	25,000	26,125
Omnicare Inc
5.000%, 12/01/24	25,000	25,625

		259,875

PHARMACEUTICALS — 1.3%
Endo Finance
5.750%, 01/15/22 (A)	125,000	125,313
Endo Finance & Endo Finco
5.375%, 01/15/23 (A)	50,000	49,125
Forest Laboratories
5.000%, 12/15/21 (A)	50,000	54,221

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Par Pharmaceutical
7.375%, 10/15/20	$75,000	$78,750
Pinnacle Merger Sub
9.500%, 10/01/23 (A)	45,000	48,825
Valeant Pharmaceuticals International
7.250%, 07/15/22 (A)	50,000	53,500
6.875%, 12/01/18 (A)	250,000	258,812
6.750%, 08/15/18 (A)	50,000	53,313

		721,859

Total Healthcare		3,131,129

INSURANCE — 0.6%
INSURANCE — 0.6%
Hockey Merger Sub 2
7.875%, 10/01/21 (A)	100,000	99,750
Hub Holdings
8.125%, 07/15/19 (A) (F)	100,000	99,500
MBIA
7.150%, 07/15/27	25,000	26,500
MBIA Insurance
11.491%, 01/15/33 (A) (C)	125,000	76,250

		302,000

Total Insurance		302,000

MEDIA — 6.2%
BROADCASTING — 0.7%
Gray Television Inc
7.500%, 10/01/20	125,000	129,374
Sinclair Television Group
6.375%, 11/01/21	100,000	103,500
5.375%, 04/01/21	75,000	74,813

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Sirius XM Radio
6.000%, 07/15/24 (A)	$75,000	$77,063

		384,750

CABLE & SATELLITE — 3.2%
CCO Holdings
5.750%, 09/01/23	150,000	152,438
CCOH Safari
5.750%, 12/01/24	125,000	126,719
5.500%, 12/01/22	25,000	25,438
Cequel Communications Holdings I
5.125%, 12/15/21 (A)	95,000	92,625
CSC Holdings
5.250%, 06/01/24 (A)	50,000	50,375
DISH DBS
6.750%, 06/01/21	25,000	26,938
5.875%, 11/15/24 (A)	125,000	126,188
5.125%, 05/01/20	50,000	50,500
5.000%, 03/15/23	50,000	48,500
Mediacom Broadband
5.500%, 04/15/21	25,000	25,219
Numericable-SFR
6.000%, 05/15/22 (A)	600,000	604,050
RCN Telecom Services
8.500%, 08/15/20 (A)	150,000	155,249
Unitymedia KabelBW GmbH
6.125%, 01/15/25 (A)	200,000	206,999
Wave Holdco
8.250%, 07/15/19 (A) (F)	50,000	50,500

		1,741,738

MEDIA SERVICES — 1.1%
Affinion Investments
13.500%, 08/15/18	153,000	115,514

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CBS Outdoor Americas Capital
5.625%, 02/15/24 (A)	$25,000	$25,188
5.250%, 02/15/22 (A)	50,000	50,500
iHeartCommunications
9.000%, 12/15/19	100,000	98,875
Live Nation Entertainment
5.375%, 06/15/22 (A)	75,000	75,375
MDC Partners
6.750%, 04/01/20 (A)	25,000	25,844
Nielsen Luxembourg SARL
5.500%, 10/01/21 (A)	150,000	151,688
WMG Acquisition
5.625%, 04/15/22 (A)	25,000	24,313

		567,297

PRINTING & PUBLISHING — 1.2%
Baker & Taylor Acquisitions
15.000%, 04/01/17 (A)	23,000	21,534
Gannett
5.125%, 07/15/20	25,000	25,625
4.875%, 09/15/21 (A)	25,000	24,875
Harland Clarke Holdings
9.250%, 03/01/21 (A)	225,000	214,875
6.875%, 03/01/20 (A)	25,000	24,500
MHGE Parent
8.500%, 08/01/19 (A)	75,000	73,406
Midas Intermediate Holdco II
7.875%, 10/01/22 (A)	75,000	73,125
MPL 2 Acquisition Canco
9.875%, 08/15/18 (A)	75,000	80,766
Multi-Color
6.125%, 12/01/22 (A)	50,000	50,000
RR Donnelley & Sons
7.875%, 03/15/21	25,000	27,750

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
RR Donnelley & Sons (continued)
6.000%, 04/01/24	$50,000	$49,500

		665,956

Total Media		3,359,741

REAL ESTATE — 0.7%
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
DuPont Fabros Technology
5.875%, 09/15/21‡	50,000	51,188
Geo Group
5.875%, 01/15/22‡	50,000	51,499

		102,687

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Forestar USA Real Estate Group
8.500%, 06/01/22 (A)	25,000	24,500
GLP Capital
4.875%, 11/01/20	25,000	25,438
Hunt
9.625%, 03/01/21 (A)	25,000	25,625
Kennedy-Wilson
5.875%, 04/01/24	100,000	100,500
Realogy Group
5.250%, 12/01/21 (A)	75,000	72,938

		249,001

Total Real Estate		351,688

SERVICES — 10.7%
AIRLINES — 1.0%
Air Canada
8.750%, 04/01/20 (A)	50,000	53,625
7.750%, 04/15/21 (A)	100,000	104,374
6.750%, 10/01/19 (A)	50,000	52,125
Air Canada 2013-1 Class B Pass Through Trust
6.625%, 05/15/18 (A)	25,000	25,625

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Air Canada 2013-1 Class B Pass Through Trust (continued)
5.375%, 05/15/21 (A)	$23,079	$23,426
Continental Airlines 2012-3 Class C Pass Thru Certificates
6.125%, 04/29/18	100,000	106,250
Intrepid Aviation Group Holdings
6.875%, 02/15/19 (A)	50,000	48,625
United Airlines 2014-1 Class B Pass Through Trust
4.750%, 04/11/22	25,000	24,750
United Continental Holdings
6.375%, 06/01/18	25,000	26,500
US Airways 2012-2 Class C Pass Through Trust
5.450%, 06/03/18	25,000	25,063
US Airways Group
6.125%, 06/01/18	50,000	52,250

		542,613

BUILDING & CONSTRUCTION — 1.6%
Ashton Woods USA
6.875%, 02/15/21 (A)	150,000	143,249
AV Homes
8.500%, 07/01/19 (A)	50,000	48,438
Beazer Homes USA
7.250%, 02/01/23	50,000	48,750
5.750%, 06/15/19	50,000	48,500
Century Communities
6.875%, 05/15/22 (A)	25,000	25,125
DR Horton
3.750%, 03/01/19	50,000	49,625
K Hovnanian Enterprises
8.000%, 11/01/19 (A)	50,000	48,250
7.000%, 01/15/19 (A)	75,000	71,859
Mattamy Group
6.500%, 11/15/20 (A)	25,000	25,250

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Meritage Homes
4.500%, 03/01/18	$25,000	$25,125
Taylor Morrison Communities
5.625%, 03/01/24 (A)	75,000	72,750
TRI Pointe Holdings
5.875%, 06/15/24 (A)	50,000	50,281
4.375%, 06/15/19 (A)	75,000	74,250
William Lyon Homes
8.500%, 11/15/20	25,000	27,063
5.750%, 04/15/19	25,000	25,063
Woodside Homes
6.750%, 12/15/21 (A)	75,000	75,000

		858,578

GAMING — 1.1%
Caesars Entertainment Operating
9.000%, 02/15/20	50,000	37,000
8.500%, 02/15/20	25,000	19,000
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (A)	96,000	95,520
Isle of Capri Casinos
5.875%, 03/15/21	50,000	51,000
MGM Resorts International
8.625%, 02/01/19	25,000	28,469
6.000%, 03/15/23	175,000	175,875
Penn National Gaming
5.875%, 11/01/21	50,000	46,750
Pinnacle Entertainment
7.500%, 04/15/21	25,000	26,187
6.375%, 08/01/21	50,000	51,750
Sugarhouse HSP Gaming Prop Mezz
6.375%, 06/01/21 (A)	50,000	45,750

		577,301

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HOTELS & LODGING — 0.2%
Hilton Worldwide Finance
5.625%, 10/15/21 (A)	$75,000	$78,516
RHP Hotel Properties
5.000%, 04/15/21‡	25,000	25,000

		103,516

LEISURE — 1.5%
Carlson Travel Holdings
7.500%, 08/15/19 (A) (F)	400,000	403,999
NAI Entertainment Holdings
5.000%, 08/01/18 (A)	50,000	51,500
NCL
5.250%, 11/15/19 (A)	165,000	166,238
Palace Entertainment Holdings
8.875%, 04/15/17 (A)	50,000	50,844
Regal Entertainment Group
5.750%, 03/15/22	75,000	71,500
Viking Cruises
8.500%, 10/15/22 (A)	75,000	81,563

		825,644

RAILROADS — 0.1%
Florida East Coast Holdings
9.750%, 05/01/20 (A)	25,000	25,000
6.750%, 05/01/19 (A)	25,000	24,813

		49,813

SUPPORT SERVICES — 3.6%
ADT
6.250%, 10/15/21	100,000	102,749
Alliance Data Systems
5.375%, 08/01/22 (A)	50,000	49,500
Anna Merger Sub
7.750%, 10/01/22 (A)	25,000	25,375

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
APX Group
8.750%, 12/01/20	$150,000	$127,405
Aramark Services
5.750%, 03/15/20	25,000	25,938
Ashtead Capital
5.625%, 10/01/24 (A)	200,000	205,499
Atento Luxco 1
7.375%, 01/29/20 (A)	150,000	150,750
Audatex North America
6.125%, 11/01/23 (A)	75,000	77,813
6.000%, 06/15/21 (A)	25,000	25,750
Avis Budget Car Rental
5.500%, 04/01/23	100,000	102,500
5.125%, 06/01/22 (A)	75,000	75,938
Compiler Finance Sub
7.000%, 05/01/21 (A)	50,000	43,250
Covanta Holding
5.875%, 03/01/24	25,000	25,563
Flexi-Van Leasing
7.875%, 08/15/18 (A)	100,000	99,500
Garda World Security
7.250%, 11/15/21 (A)	100,000	99,500
H&E Equipment Services
7.000%, 09/01/22	25,000	25,844
Igloo Holdings
8.250%, 12/15/17 (A) (F)	275,000	276,718
Michael Baker Holdings
8.875%, 04/15/19 (A) (F)	25,000	24,250
NES Rentals Holdings
7.875%, 05/01/18 (A)	75,000	76,500
Outerwall
5.875%, 06/15/21 (A)	50,000	46,875

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Pinnacle Operating
9.000%, 11/15/20 (A)	$50,000	$51,625
TMS International
7.625%, 10/15/21 (A)	25,000	26,188
Transfield Services
8.375%, 05/15/20 (A)	25,000	26,750
Vander Intermediate Holding II
9.750%, 02/01/19 (A) (F)	25,000	25,938
West
5.375%, 07/15/22 (A)	100,000	96,000

		1,913,718

TRANSPORTATION — 1.6%
CMA CGM
8.500%, 04/15/17 (A)	150,000	153,375
Jack Cooper Holdings
9.250%, 06/01/20 (A)	150,000	156,750
JCH Parent
10.500%, 03/15/19 (A) (F)	75,000	69,750
Kenan Advantage Group
8.375%, 12/15/18 (A)	25,000	25,875
Navios Maritime Acquisition
8.125%, 11/15/21 (A)	125,000	122,500
Navios South American Logistics
7.250%, 05/01/22 (A)	25,000	24,844
Syncreon Group BV
8.625%, 11/01/21 (A)	200,000	189,000
Teekay Offshore Partners
6.000%, 07/30/19	100,000	92,375

		834,469

Total Services		5,705,652

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
TECHNOLOGY & ELECTRONICS — 5.4%

	Face Amount	Value
COMPUTERS & SERVICES — 0.6%
CDW
6.000%, 08/15/22	$25,000	$25,938
5.500%, 12/01/24	125,000	125,156
NCR
6.375%, 12/15/23	125,000	130,624
5.875%, 12/15/21	25,000	25,813

		307,531

ELECTRONICS — 1.1%
Advanced Micro Devices
7.000%, 07/01/24	100,000	85,250
6.750%, 03/01/19	75,000	70,875
Artesyn Embedded Technologies
9.750%, 10/15/20 (A)	100,000	95,250
Entegris
6.000%, 04/01/22 (A)	25,000	25,438
Freescale Semiconductor
6.000%, 01/15/22 (A)	50,000	52,375
5.000%, 05/15/21 (A)	75,000	75,375
Micron Technology
5.500%, 02/01/25 (A)	125,000	126,562
Sanmina
4.375%, 06/01/19 (A)	25,000	24,875
Sensata Technologies BV
5.625%, 11/01/24 (A)	50,000	51,969

		607,969

SOFTWARE & SERVICES — 2.6%
Activision Blizzard
6.125%, 09/15/23 (A)	25,000	27,000
5.625%, 09/15/21 (A)	50,000	52,625
Allen Systems Group
10.500%, 11/15/16 (A) (B)	75,000	26,250

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Ancestry.com
11.000%, 12/15/20	$175,000	$197,969
9.625%, 10/15/18 (A) (F)	175,000	172,375
BMC Software Finance
8.125%, 07/15/21 (A)	125,000	118,125
Boxer Parent
9.000%, 10/15/19 (A) (F)	50,000	42,750
Cardtronics
5.125%, 08/01/22 (A)	25,000	24,500
Ceridian HCM Holding
11.000%, 03/15/21 (A)	50,000	54,883
Eagle Midco
9.000%, 06/15/18 (A)	50,000	51,375
EarthLink Holdings
8.875%, 05/15/19	75,000	74,400
First Data
11.750%, 08/15/21	14,750	16,999
10.625%, 06/15/21	114,000	129,675
iPayment
9.500%, 12/15/19 (A)	61,690	57,487
MSCI
5.250%, 11/15/24 (A)	100,000	103,500
NeuStar
4.500%, 01/15/23	100,000	87,750
Sungard Availability Services Capital
8.750%, 04/01/22 (A)	50,000	29,750
SunGard Data Systems
7.375%, 11/15/18	100,000	104,125

		1,371,538

TELECOMMUNICATIONS EQUIPMENT — 1.1%
Alcatel-Lucent USA
6.500%, 01/15/28	100,000	96,750

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Avaya
10.500%, 03/01/21 (A)	$225,000	$193,500
CommScope
5.500%, 06/15/24 (A)	75,000	74,250
5.000%, 06/15/21 (A)	75,000	74,250
CommScope Holding
6.625%, 06/01/20 (A) (F)	50,000	51,750
Nortel Networks
10.750%, 07/15/16 (B)	100,000	113,250

		603,750

Total Technology & Electronics		2,890,788

TELECOMMUNICATION SERVICES — 8.8%
INTEGRATED TELECOMMUNICATION SERVICES — 3.6%
B Communications
7.375%, 02/15/21 (A)	50,000	53,125
CenturyLink
7.600%, 09/15/39	200,000	198,999
5.800%, 03/15/22	100,000	104,250
Cogent Communications Finance
5.625%, 04/15/21 (A)	75,000	73,688
Consolidated Communications
6.500%, 10/01/22 (A)	75,000	75,375
Equinix
5.750%, 01/01/25	50,000	50,688
5.375%, 01/01/22	275,000	276,815
Frontier Communications
7.625%, 04/15/24	25,000	25,875
Intelsat Luxembourg
8.125%, 06/01/23	100,000	102,500
6.750%, 06/01/18	50,000	51,250
Level 3 Financing
8.125%, 07/01/19	175,000	186,813

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Pacnet
9.000%, 12/12/18 (A)	$200,000	$223,750
Windstream
7.500%, 04/01/23	443,000	442,999
Windstream Holding of the Midwest
6.750%, 04/01/28	50,000	48,750

		1,914,877

WIRELESS TELECOMMUNICATION SERVICES — 5.2%
Digicel
8.250%, 09/01/17 (A)	100,000	101,750
6.000%, 04/15/21 (A)	250,000	234,375
Digicel Group
7.125%, 04/01/22 (A)	200,000	186,500
NII Capital
10.000%, 08/15/16 (B)	75,000	26,250
8.875%, 12/15/19 (B)	25,000	8,875
7.625%, 04/01/21 (B)	100,000	19,000
NII International Telecom SCA
11.375%, 08/15/19 (A) (B)	125,000	90,625
SBA Communications
4.875%, 07/15/22 (A)	150,000	144,750
Sprint
7.875%, 09/15/23	375,000	370,199
7.250%, 09/15/21	25,000	24,906
7.125%, 06/15/24	50,000	46,750
Sprint Capital
8.750%, 03/15/32	300,000	291,749
6.875%, 11/15/28	75,000	66,375
T-Mobile USA
6.731%, 04/28/22	50,000	51,688
6.625%, 04/01/23	225,000	231,525
6.542%, 04/28/20	50,000	51,813
6.250%, 04/01/21	75,000	77,044
6.000%, 03/01/23	100,000	100,500
5.250%, 09/01/18	50,000	52,063

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Virgin Media Finance
6.375%, 04/15/23 (A)	$200,000	$210,500
Wind Acquisition Finance
7.375%, 04/23/21 (A)	400,000	378,520

		2,765,757

Total Telecommunication Services		4,680,634

UTILITIES — 3.0%
ELECTRIC INTEGRATED — 0.4%
Energy Future Intermediate Holding
11.750%, 03/01/22 (A) (B)	100,000	118,500
Illinois Power Generating
7.000%, 04/15/18	100,000	89,000
RJS Power Holdings
5.125%, 07/15/19 (A)	25,000	24,813

		232,313

ELECTRIC UTILITIES — 2.4%
Abengoa Yield
7.000%, 11/15/19 (A)	200,000	197,000
AES
5.500%, 03/15/24	75,000	76,485
3.234%, 06/01/19 (C)	50,000	48,875
Calpine
5.375%, 01/15/23	50,000	50,563
ContourGlobal Power Holdings
7.125%, 06/01/19 (A)	200,000	200,999
Dynegy
5.875%, 06/01/23	125,000	119,375
Dynegy Finance I
7.375%, 11/01/22 (A)	125,000	127,344
GenOn Energy
9.875%, 10/15/20	25,000	24,750
9.500%, 10/15/18	100,000	100,000

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
NRG Energy
6.250%, 07/15/22 (A)	$175,000	$179,188
Texas Competitive Electric Holdings
11.500%, 10/01/20 (A) (B)	200,000	142,500
10.250%, 11/01/15 (B)	100,000	10,000

		1,277,079

GAS UTILITIES — 0.2%
Ferrellgas
6.750%, 01/15/22	25,000	24,563
Suburban Propane Partners
5.500%, 06/01/24	75,000	72,562

		97,125

Total Utilities		1,606,517

Total Corporate Obligations (Cost $50,255,584)		48,501,960

LOAN PARTICIPATIONS — 6.7%
AUTOMOTIVE — 0.6%
Affinion Group, Inc., Initial Second Lien Term Loan
8.500%, 10/12/18	25,000	22,443
Affinion Group, Inc., Tranche B Term Loan
6.750%, 10/08/16	25,000	23,484
Exide Technologies, Initial Term Advance
9.000%, 03/31/15	171,088	147,991
Federal-Mogul Corporation, Tranche B Term Loan
4.000%, 04/15/18	49,875	49,236
Federal-Mogul Corporation, Tranche C Term Loan
4.750%, 04/15/21	74,813	74,420

		317,574

BASIC INDUSTRY — 0.5%
Atkore International, Inc., Initial Term Loan (First Lien)
4.500%, 04/09/21	24,938	24,532

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
Atkore International, Inc., Initial Term Loan (Second Lien)
7.750%, 10/09/21	$25,000	$24,500
AZ Chem U.S. Inc., Initial Term Loan (First Lien)
4.500%, 06/10/21	47,877	46,939
AZ Chem U.S. Inc., Initial Term Loan (Second Lien)
7.500%, 06/10/22	25,000	24,599
NewPage Corporation, Term B Loan
9.500%, 02/11/21	75,000	72,375
W.R. Grace & Co 1/14 Exit, First Lien
3.000%, 02/03/21	73,316	72,950
W.R. Grace & Co Delayed, First Lien
0.000%, 02/03/21 (D)	26,316	26,184

		292,079

CAPITAL GOODS — 0.3%
Gates Global LLC, Initial Dollar Term Loan
4.250%, 07/05/21	75,000	73,219
Polymer Group, Inc., Initial Loan
5.250%, 12/19/19	74,672	73,832
Signode Industrial Group US, Inc., Initial Term B Loan
4.000%, 05/01/21	42,222	40,507

		187,558

CONSUMER CYCLICAL — 0.4%
JC Penney Corp., Inc., Term Loan
5.000%, 06/13/19	24,938	24,040
Michaels Stores, Inc., Incremental Term Loan
4.000%, 01/28/20	24,938	24,584
Neiman Marcus Group Inc., Term Loan
4.250%, 10/25/20	123,752	121,289
Phillips Pet Food & Supplies, Second Lien
8.250%, 01/31/22	25,000	15,075
Stater Brothers Markets, Term B Loan
4.750%, 05/12/21	49,875	49,439

		234,427

CONSUMER GOODS — 0.1%
Shearer’s Foods, LLC, Term Loan (First Lien)
4.500%, 06/30/21	25,000	24,797

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
Shearer’s Foods, LLC, Term Loan (Second Lien)
7.750%, 06/30/22	$25,000	$24,469

		49,266

CONSUMER NON-CYCLICAL — 0.5%
Diamond Foods, Inc.
4.250%, 08/20/18	49,625	49,346
Hearthside Group Holdings, LLC, Term Loan
4.500%, 06/02/21	49,875	49,563
Steinway Musical Instruments, Inc., Loan (First Lien)
4.750%, 09/19/19	49,749	49,749
Visant Corporation, Initial Term Loan
7.000%, 09/23/21	75,000	73,125
Vogue International LLC, Initial Tranche B Term Loan
5.250%, 02/14/20	24,875	24,751

		246,534

ENERGY — 0.3%
Citgo Petroleum Corporation, Term B Loan
4.500%, 07/23/21	25,000	24,917
HFOTCO LLC, Tranche B Term Loan
4.250%, 08/19/21	25,000	24,000
Sabine Oil & Gas LLC, Term Loan (Second Lien)
8.750%, 12/31/18	25,000	19,375
Southcross Holdings Borrower LP, Term Loan
6.000%, 07/29/21	24,938	22,319
Stallion Oilfield Holdings, Inc., Term Loan
8.000%, 06/19/18	96,459	82,593

		173,204

FINANCIAL SERVICES — 0.1%
Orchard Acquisition Company, LLC, Initial Term Loan
7.000%, 02/08/19	39,087	38,745

HEALTHCARE — 0.5%
Amsurg Corp., Initial Term Loan
3.750%, 07/16/21	24,938	24,792
DPX Holdings B.V. (fka JLL/Delta Dutch Newco B.V.), Initial Dollar Term Loan
4.250%, 03/11/21	74,813	72,802

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
Halyard Health, Inc., Term Loan
4.000%, 10/01/21	$25,000	$25,039
Opal Acquisition, Inc., Term B Loan
5.000%, 11/27/20	49,749	49,377
Premier Dental Services, Inc., New Term Loan
6.000%, 11/01/18	74,438	71,088

		243,098

INSURANCE — 0.3%
Asurion, LLC, Incremental Tranche B-1 Term Loan
5.000%, 05/24/19	24,686	24,417
MPH Acquisition Holdings LLC, Initial Term Loan
3.750%, 03/31/21	68,182	66,494
Sedgwick Claims Management Services, Inc., Initial Term Loan (First Lien)
3.750%, 03/01/21	49,688	48,445

		139,356

LEISURE — 0.1%
Delta 2 (Lux) S.a.r.l., Second Lien Facility
7.750%, 07/29/22	75,000	73,313

MEDIA — 0.9%
Cengage Learning Acquisitions, Inc., Term Loan
7.000%, 03/31/20	74,625	74,034
Charter Communications Operating, LLC, Term Loan G
4.250%, 09/12/21 (D)	75,000	75,575
Harland Clarke Holdings Corp., Tranche B-3 Term Loan
7.000%, 04/26/18	217,969	219,058
Harland Clarke Holdings Corp., Tranche B-4 Term Loan
6.000%, 08/04/19	73,594	73,401
Midas Intermediate Holdco II, LLC, Closing Date Term Loan
4.750%, 09/17/21	22,468	22,440
Midas Intermediate Holdco II, LLC, Delayed Draw Term Loan
3.750%, 08/18/21	2,532	2,528

		467,036

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
REAL ESTATE — 0.2%
Dtz U.S. Borrower, LLC, Second Lien
9.250%, 11/04/22	$90,667	$89,987
0.000%, 11/04/22 (D)	9,333	9,263

		99,250

SERVICES — 1.2%
Acosta Holdco, Inc., Initial Term Loan
5.000%, 08/13/21	50,000	50,080
Advantage Sales & Marketing Inc., Delayed Draw Term Loan (First Lien)
4.250%, 07/23/21	806	800
Advantage Sales & Marketing Inc., Initial Term Loan (First Lien)
4.250%, 07/23/21	24,194	23,997
Advantage Sales & Marketing Inc., Term Loan (Second Lien )
7.500%, 07/25/22	25,000	24,800
CityCenter Holdings, LLC , Term B Loan
4.250%, 10/16/20	113,658	112,912
Commercial Barge Line Company, Initial Term Loan (Second Lien)
10.750%, 03/22/20	125,000	124,374
Great Wolf Resorts, Inc., Term B Loan
4.750%, 08/06/20	25,000	24,860
Hilton Worldwide Finance LLC, Initial Term Loan
3.500%, 10/26/20	87,719	86,860
RHP Hotel Properties, LP, Tranche B Term Loan
3.750%, 01/15/21	99,750	99,750
Sabre Inc., First Lien
4.500%, 02/19/19	49,500	48,773
Syncreon Group Holdings B.V., Term Loan
5.250%, 10/28/20	74,063	72,211

		669,417

TECHNOLOGY & ELECTRONICS — 0.3%
Entegris, Inc., Tranche B Term Loan
3.500%, 04/30/21	22,220	21,766
iQor US Inc., Term B Loan (First Lien)
6.000%, 04/01/21	48,413	45,024

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount/ Shares	Value
iQor US Inc., Term Loan (Second Lien)
9.750%, 04/01/22	$75,000	$69,000
Sensata Technologies B.V., Third Amendment Term Loan
3.500%, 10/14/21	25,000	25,044

		160,834

TELECOMMUNICATIONS — 0.0%
Level 3 Financing, Inc., Tranche B Term Loan
4.500%, 01/31/22	25,000	25,063

UTILITIES — 0.4%
Calpine Corporation, Delayed Term Loan
4.000%, 10/31/20	99,250	98,106
Energy Future Intermediate Holding Company LLC, Term Loan
4.250%, 06/19/16	50,000	50,078
Texas Competitive Electric Holdings Company LLC, DIP Term Loan
3.750%, 05/05/16	56,436	56,713

		204,897

Total Loan Participations (Cost $3,707,991)		3,621,651

PREFERRED STOCK — 0.8%
FINANCIALS — 0.5%
Ally Financial, 7.000% (A)	118	117,953
Ally Financial, 8.500% (C)	3,243	87,172
Citigroup, 6.875% (C)	1,749	46,488
Cowen Group, 8.250%	1,337	34,695

		286,308

INDUSTRIALS — 0.3%
General Finance, 8.125%	1,116	28,346

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

PREFERRED STOCK — continued

	Shares/ Face Amount	Value

Seaspan, 6.375%	5,046	$125,141

		153,487

Total Preferred Stock (Cost $432,278)		439,795

COMMON STOCK — 0.3%
CONSUMER DISCRETIONARY — 0.3%
Travelport Worldwide	7,046	126,828

FINANCIALS — 0.0%
EME Reorganization Trust	41,260	1,073

UTILITIES — 0.0%
NRG Energy	376	10,133

Total Common Stock (Cost $163,476)		138,034

CONVERTIBLE BOND — 0.2%
INDUSTRIALS — 0.2%
Meritor
4.000%, 02/15/27 (E)	$ 75,000	80,906

Total Convertible Bonds (Cost $72,236)		80,906

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

SHORT-TERM INVESTMENT — 0.5%

	Shares	Value
State Street Institutional Liquid Reserves Fund, 0.000% (G) (Cost $294,062)	294,062	$294,062

Total Investments — 98.9% (Cost $54,925,627)†		$53,076,408

Percentages are based on Net Assets of $53,668,511.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security in default on interest payments.
(C)	Floating rate security - Rate disclosed is the rate in effect on December 31, 2014.
(D)	Unsettled bank loan.
(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2014. The coupon on a step bond changes on a specified date.
(F)	Distributions are paid-in-kind.
(G)	The rate reported is the 7-day effective yield as of December 31, 2014.
†	At December 31, 2014, the tax basis cost of the Fund’s investments was $54,925,627, and the unrealized appreciation and depreciation were $798,250 and $(2,647,469), respectively.
‡	Real Estate Investment Trust

EUR — Euro
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
REIT — Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND DECEMBER 31, 2014 (Unaudited)

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$48,501,960	$—	$48,501,960
Loan Participations	—	3,621,651	—	3,621,651
Preferred Stock	439,795	—	—	439,795
Common Stock	138,034	—	—	138,034
Convertible Bond	—	80,906	—	80,906
Short-Term Investment	294,062	—	—	294,062

Total Investments in Securities	$871,891	$52,204,517	$—	$53,076,408

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended December 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

NAM-QH-001-0100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: February 27, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: February 27, 2015